Revenue (Details) - Schedule of revenue from contracts with customers - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue (Details) - Schedule of revenue from contracts with customers [Line Items]
Revenue from contracts with customers Total		$ 48,482,015	$ 35,504,392	$ 30,518,356
Timing of revenue recognition Total		48,482,015	35,504,392	30,518,356
Revenue from subscriptions [Member]
Revenue (Details) - Schedule of revenue from contracts with customers [Line Items]
Revenue from contracts with customers Total		27,061,318	25,664,145	24,715,271
Revenue from advertisement [Member]
Revenue (Details) - Schedule of revenue from contracts with customers [Line Items]
Revenue from contracts with customers Total	[1]	12,057,903	9,840,247	5,803,085
Revenue from live events [Member]
Revenue (Details) - Schedule of revenue from contracts with customers [Line Items]
Revenue from contracts with customers Total		9,362,794
Goods and services transferred at a point in time [Member]
Revenue (Details) - Schedule of revenue from contracts with customers [Line Items]
Timing of revenue recognition Total		21,420,697	9,840,247	5,803,085
Goods and services transferred over time [Member]
Revenue (Details) - Schedule of revenue from contracts with customers [Line Items]
Timing of revenue recognition Total		$ 27,061,318	$ 25,664,145	$ 24,715,271

[1]	Revenue from advertisement include barter transactions amounting to USD 4,270,233 (2021: USD 475,528)